NOTE 12: INTANGIBLE ASSETS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Goodwill, beginning	$ 117,218	$ 0
Additions	2,082,146	2,494,615
Impairment	(117,218)	2,377,397
Goodwill, ending	$ 2,082,146	$ 117,218